Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income

Other income consisted of the following:

	Fiscal Years Ended December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Fair value gain on other investments	5,127	6,592	-	1,500
Government grants	39,044	50,204	75,798	35,062
Gain on disposal of plant and equipment	-	-	89,386	15,093
Gain on disposal of right-of-use assets	-	-	21,721	12,670
Gain on foreign exchange	7,806	10,038	-	-
Miscellaneous income	1,824	2,345	-	7,993
Other income	53,801	69,179	186,905	72,318